Investments - Schedule of Maturity (Details) - Insurance Solutions - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Cost or amortized cost
Due in one year or less	$ 431	$ 20,820
Due after one year through five years	108,415	80,245
Due after five years through ten years	142,204	150,279
Due after ten years	146,716	158,881
Cost or amortized cost	397,766	410,225	$ 381,602
Fair value
Due in one year or less	424	20,833
Due after one year through five years	109,395	80,388
Due after five years through ten years	140,550	147,571
Due after ten years	132,263	140,115
Debt securities	$ 382,632	$ 388,907	$ 352,730